Consolidated statement of changes in equity - USD ($) $ in Millions		Total		Total share-holders’ equity		Called up share capital and share premium	Other equity instruments	Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Merger and other reserves	Insurance finance reserve		Retained earnings	Non- controlling interests
Equity beginning of period at Dec. 31, 2022		$ 185,197		$ 177,833		$ 24,811	$ 19,746	$ (7,038)	$ (3,808)	$ (32,575)	$ 33,209	$ 1,079	[1]	$ 142,409	$ 7,364
Profit for the period		18,071		17,508										17,508	563
Other comprehensive expense for the period, net of tax		(1,039)		(980)				560	(1,077)	(271)	1	(101)	[1]	(92)	(59)
– debt instruments at fair value through other comprehensive income		549		546				546							3
– equity instruments designated at fair value through other comprehensive income		7		14				14							(7)
– cash flow hedges		(1,062)		(1,077)					(1,077)						15
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(653)		(654)										(654)	1
– property revaluation		1		1							1
– remeasurement of defined benefit asset/liability		(112)		(117)										(117)	5
– share of other comprehensive income of associates and joint ventures		101		101										101
– effects of hyperinflation		578		578										578
– foreign exchange losses reclassified to the income statement on disposal of a foreign operation		0
– insurance finance income/ (expense) recognised in other comprehensive income		(101)		(101)								(101)	[1]
– other exchange differences		(347)		(271)						(271)					(76)
Total comprehensive income for the period		17,032		16,528				560	(1,077)	(271)	1	(101)	[1]	17,416	504
Shares issued under employee remuneration and share plans		0		0		78								(78)
Capital securities issued		1,996		1,996			1,996
Dividends to shareholders		(7,508)		(7,133)										(7,133)	(375)
Redemption of securities		(2,350)		(2,350)			(2,350)
Cost of share-based payment arrangements		228		228										228
Share buy-backs		(2,007)		(2,007)										(2,007)
Cancellation of shares		0		0		(79)					79
Other movements		(937)		(925)				6			1			(932)	(12)
Equity end of period at Jun. 30, 2023		191,651		184,170		24,810	19,392	(6,472)	(4,885)	(32,846)	33,290	978	[1]	149,903	7,481
Profit for the period		6,488		6,025										6,025	463
Other comprehensive expense for the period, net of tax		6,022		5,945				1,842	4,107	60	0	(270)		206	77
– debt instruments at fair value through other comprehensive income		2,050		2,028				2,028							22
– equity instruments designated at fair value through other comprehensive income		(127)		(107)				(107)							(20)
– cash flow hedges		4,015		3,996					3,996						19
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(566)		(566)										(566)
– property revaluation		0		0
– remeasurement of defined benefit asset/liability		(202)		(200)										(200)	(2)
– share of other comprehensive income of associates and joint ventures		(54)		(54)										(54)
– effects of hyperinflation		1,026		1,026										1,026
– insurance finance income/ (expense) recognised in other comprehensive income		(263)		(263)								(263)
– other exchange differences		143		85				(79)	111	60		(7)			58
Total comprehensive income for the period		12,510		11,970				1,842	4,107	60	0	(270)		6,231	540
Shares issued under employee remuneration and share plans		0		0		1								(1)
Dividends to shareholders		(4,688)		(4,460)										(4,460)	(228)
Redemption of securities		(1,653)		(1,653)			(1,673)							20
Cost of share-based payment arrangements		254		254										254
Transfers		0		0							(5,130)			5,130
Share buy-backs		(5,018)		(5,018)										(5,018)
Cancellation of shares		0		0		(442)					442
Other movements		(446)		66				1,123	(255)	(967)	(1)	77		89	(512)
Equity end of period at Dec. 31, 2023		192,610		185,329		24,369	17,719	(3,507)	(1,033)	(33,753)	28,601	785	[1]	152,148	7,281
Profit for the period		17,665		17,112										17,112	553
Other comprehensive expense for the period, net of tax		(2,482)		(2,455)				(164)	(691)	(2,551)	5	(10)	[1]	956	(27)
– debt instruments at fair value through other comprehensive income, excl disposal of subsidiary		(303)		(313)				(313)							10
– debt instruments at fair value through other comprehensive income		(213)
– equity instruments designated at fair value through other comprehensive income		41		35				35							6
– cash flow hedges, excl disposal of subsidiary		(972)		(970)					(970)						(2)
– cash flow hedges		(710)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(283)		(283)										(283)
– property revaluation		5		5							5
– remeasurement of defined benefit asset/liability		146		136										136	10
– share of other comprehensive income of associates and joint ventures		211		211										211
– effects of hyperinflation		892		892										892
– foreign exchange losses reclassified to the income statement on disposal of a foreign operation		648		648						648
– other reserves reclassified to income statement on disposal of a foreign operation		352		352				90	262
– insurance finance income/ (expense) recognised in other comprehensive income		17		17								17	[1]
– other exchange differences		(3,236)		(3,185)				24	17	(3,199)		(27)	[1]		(51)
Total comprehensive income for the period		15,183		14,657				(164)	(691)	(2,551)	5	(10)	[1]	18,068	526
Shares issued under employee remuneration and share plans		0		0		75								(75)
Capital securities issued		1,106	[2]	1,106	[2]		1,106
Dividends to shareholders		(12,685)		(12,217)										(12,217)	(468)
Cost of share-based payment arrangements		274		274										274
Transfers		0	[3]	0	[3]						(2,945)			2,945
Share buy-backs	[4]	(5,019)		(5,019)										(5,019)
Cancellation of shares		0		0		(326)					326
Other movements		(1,055)		(837)				4			3			(844)	(218)
Equity end of period at Jun. 30, 2024		$ 190,414		$ 183,293		$ 24,118	$ 18,825	$ (3,667)	$ (1,724)	$ (36,304)	$ 25,990	$ 775	[1]	$ 155,280	$ 7,121

[1]	The insurance finance reserve reflects the impact of adoption of the other comprehensive income option for our insurance business in France. Underlying assets supporting these contracts are measured at fair value through other comprehensive income. Under this option, only the amount that matches income or expenses recognised in profit or loss on underlying items is included in finance income or expenses, resulting in the elimination of income statement accounting mismatches. The remaining amount of finance income or expenses for these insurance contracts is recognised in other comprehensive income (‘OCI’).

[2]	In June 2024, HSBC Holdings issued SGD1,500m of contingent convertible securities on which there were SGD15m of external issue costs.
[3]	At 30 June 2024, an impairment of $2,945m of HSBC Overseas Holdings (UK) Limited was recognised post sale of our banking business in Canada, resulting in a permitted transfer from the merger reserve to retained earnings.

[4]	In February 2024, HSBC Holdings announced a share buy-back of up to $2.0bn, which concluded in March 2024. Additionally, in April 2024, HSBC Holdings announced another share buy-back of up to $3.0bn, which was completed in July 2024.